Note 1 - Basis of Presentation and General Information - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash and cash equivalents	$ 353,777	$ 519,847	$ 442,703
Restricted cash – current portion	7,025	8,123	20,523
Restricted cash – non-current portion	42,584	$ 42,307	42,356
Total cash, cash equivalents and restricted cash	$ 403,386		$ 505,582